LOAN RECEIVABLES, CURRENT PORTION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
LOAN RECEIVABLES, CURRENT PORTION
Total		¥ 26,808		$ 3,228	¥ 22,410
Franchisees
LOAN RECEIVABLES, CURRENT PORTION
Total		16,955			14,649
Other entities
LOAN RECEIVABLES, CURRENT PORTION
Total		9,853			¥ 7,761
Loans receivable current | Franchisees
LOAN RECEIVABLES, CURRENT PORTION
Interest income	¥ 1,292	1,124	¥ 184
Loans receivable current | Franchisees | Minimum
LOAN RECEIVABLES, CURRENT PORTION
Term of loan agreement	2 years
Interest rate				8.00%	8.00%
Loans receivable current | Franchisees | Maximum
LOAN RECEIVABLES, CURRENT PORTION
Term of loan agreement	3 years
Interest rate				8.50%	8.50%
Loans receivable current | Other entities
LOAN RECEIVABLES, CURRENT PORTION
Interest income	¥ 1,186	¥ 2,273	¥ 91
Loans receivable current | Other entities | Minimum
LOAN RECEIVABLES, CURRENT PORTION
Interest rate				0.00%	0.00%
Loans receivable current | Other entities | Maximum
LOAN RECEIVABLES, CURRENT PORTION
Interest rate				12.00%	12.00%